Nature of Operations and Basis of Presentation (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Apr. 30, 2022
Description of Organization and Business Operations (Details) [Line Items]
Receivables	$ 3.2
Exercise price	$ 11.5	$ 11.5
Customer Concentration Risk [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of net revenue, sole distributor	10.00%	10.00%			100.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	85.00%	83.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	22.00%	19.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	32.00%	24.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	91.00%	90.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	24.00%	36.00%
Convertible Debentures [Member]
Description of Organization and Business Operations (Details) [Line Items]
Debt principal amount	$ 25.0		$ 101.9	$ 30.0
Debt Weighted Average Interest Rate	13.55%	13.55%